Portfolio of Investments
Columbia Mid Cap Growth Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 3.5%
Live Nation Entertainment, Inc.(a)	352,695	24,621,638
Madison Square Garden Co. (The), Class A(a)	64,180	18,084,640
Zynga, Inc., Class A(a)	2,830,000	17,630,900
Total		60,337,178
Total Communication Services		60,337,178
Consumer Discretionary 17.1%
Distributors 1.1%
Pool Corp.	95,110	19,635,459
Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.(a)	244,500	20,828,955
Hotels, Restaurants & Leisure 8.5%
Chipotle Mexican Grill, Inc.(a)	37,300	30,359,216
Choice Hotels International, Inc.	313,484	30,486,319
Churchill Downs, Inc.	197,115	25,626,921
Domino’s Pizza, Inc.	136,238	40,094,844
Texas Roadhouse, Inc.	340,900	19,738,110
Total		146,305,410
Internet & Direct Marketing Retail 0.9%
Wayfair, Inc., Class A(a)	173,800	14,759,096
Specialty Retail 5.4%
O’Reilly Automotive, Inc.(a)	76,385	33,783,558
Tractor Supply Co.	375,767	35,487,436
Ulta Beauty, Inc.(a)	99,512	23,271,876
Total		92,542,870
Total Consumer Discretionary		294,071,790
Consumer Staples 1.7%
Food Products 1.7%
Lamb Weston Holdings, Inc.	357,200	29,997,656
Total Consumer Staples		29,997,656
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Diamondback Energy, Inc.	218,186	16,874,505
Total Energy		16,874,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 4.7%
Banks 1.4%
SVB Financial Group(a)	102,300	23,705,979
Capital Markets 2.0%
Raymond James Financial, Inc.	393,842	35,374,889
Consumer Finance 1.3%
Synchrony Financial	581,000	21,735,210
Total Financials		80,816,078
Health Care 18.2%
Biotechnology 3.8%
Exact Sciences Corp.(a)	217,054	17,583,545
Sarepta Therapeutics, Inc.(a)	187,952	21,142,720
Seattle Genetics, Inc.(a)	219,507	26,417,667
Total		65,143,932
Health Care Equipment & Supplies 7.9%
Align Technology, Inc.(a)	115,678	32,082,137
IDEXX Laboratories, Inc.(a)	119,721	30,119,409
ResMed, Inc.	147,171	22,016,782
STERIS PLC	139,731	21,118,943
Varian Medical Systems, Inc.(a)	234,178	31,316,624
Total		136,653,895
Health Care Providers & Services 3.0%
Encompass Health Corp.	448,709	31,728,213
Laboratory Corp. of America Holdings(a)	109,654	18,892,288
Total		50,620,501
Life Sciences Tools & Services 3.5%
Mettler-Toledo International, Inc.(a)	35,710	25,690,131
Pra Health Sciences, Inc.(a)	317,000	34,492,770
Total		60,182,901
Total Health Care		312,601,229
Industrials 15.8%
Aerospace & Defense 1.5%
BWX Technologies, Inc.	426,984	25,674,548
Columbia Mid Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.9%
Allegion PLC	167,000	20,045,010
Lennox International, Inc.	114,785	29,367,742
Total		49,412,752
Commercial Services & Supplies 4.5%
Cintas Corp.	73,240	18,827,075
Copart, Inc.(a)	276,511	24,609,479
Rollins, Inc.	926,999	33,232,914
Total		76,669,468
Machinery 4.3%
Donaldson Co., Inc.	512,070	28,716,885
IDEX Corp.	122,000	19,854,280
Toro Co. (The)	336,355	26,296,234
Total		74,867,399
Professional Services 1.3%
CoStar Group, Inc.(a)	37,758	23,140,368
Road & Rail 1.3%
Old Dominion Freight Line, Inc.	120,000	22,990,800
Total Industrials		272,755,335
Information Technology 32.2%
Electronic Equipment, Instruments & Components 1.8%
CDW Corp.	231,187	31,221,804
IT Services 11.2%
Black Knight, Inc.(a)	372,000	23,439,720
Booz Allen Hamilton Holdings Corp.	323,005	23,501,844
EPAM Systems, Inc.(a)	166,263	35,222,816
Gartner, Inc.(a)	221,116	35,480,273
GoDaddy, Inc., Class A(a)	513,265	34,070,531
Jack Henry & Associates, Inc.	145,800	22,152,852
WEX, Inc.(a)	98,569	19,825,183
Total		193,693,219
Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc.(a)	972,500	38,073,375
Lam Research Corp.	99,294	26,494,618
Teradyne, Inc.	454,778	28,464,555
Total		93,032,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 13.8%
Alteryx, Inc., Class A(a)	227,000	25,771,310
ANSYS, Inc.(a)	158,351	40,330,416
Aspen Technology, Inc.(a)	297,549	37,312,645
Cadence Design Systems, Inc.(a)	433,316	30,440,449
j2 Global, Inc.	300,535	29,157,906
ServiceNow, Inc.(a)	98,550	27,893,592
Tyler Technologies, Inc.(a)	73,642	21,368,699
Zscaler, Inc.(a)	478,500	24,944,205
Total		237,219,222
Total Information Technology		555,166,793
Materials 1.7%
Chemicals 1.7%
Celanese Corp., Class A	236,670	29,718,652
Total Materials		29,718,652
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Equity LifeStyle Properties, Inc.	503,894	37,328,468
Total Real Estate		37,328,468
Total Common Stocks (Cost $1,348,266,544)		1,689,667,684

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	47,073,952	47,073,952
Total Money Market Funds (Cost $47,070,468)		47,073,952
Total Investments in Securities (Cost: $1,395,337,012)		1,736,741,636
Other Assets & Liabilities, Net		(14,029,265)
Net Assets		1,722,712,371

2	Columbia Mid Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	11,703,100	120,480,735	(85,109,883)	47,073,952	304	3,485	139,629	47,073,952
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Growth Fund | Quarterly Report 2019	3